Other Income	12 Months Ended
Dec. 31, 2019
Other Income
Other Income

Note 10: Other Income

The Company has included the following table regarding the Company’s other income for 2019 and 2018. All of the Company’s revenue from contracts with customers in the scope of ASC 606 is recognized within Non-Interest Income. The following table presents the Company’s sources of Non-Interest Income for the twelve months ended December 31, 2019 and 2018. Items outside the scope of ASC 606 are noted as such.

	For the year ended	For the year ended
	December 31, 2019	December 31, 2018
(In thousands)
Service fees
Deposit related fees	$65	$66
Insufficient funds fee	76	83
Total service fees	141	149
Fee income
Securities commission income	8	43
Insurance commission income	11	88
Total insurance and securities commission income	19	131
Card income
Debit card interchange fee income	135	146
ATM fees	30	31
Total card income	165	177
Mortgage fee income and realized gain on sales of loans*
Residential mortgage loan origination fees	229	324
Commercial loan fees	85	88
Loan servicing income	298	331
Realized gain on sales of residential mortgage loans	931	1,390
Realized gain on sale of SBA loan	—	47
Total mortgage fee income and realized gain on sales of loans	1,543	2,180
Bank owned life insurance	58	61
Other miscellaneous income	11	19
Total non-interest income	$1,937	$2,717

*Outside scope of ASC 606

The Company recognizes revenue as it is earned and noted no impact to its revenue recognition policies as a result of the adoption of ASU 2014‑09 on January 1, 2018. The following is a discussion of key revenues within the scope of the new revenue guidance:

•

Service fees – Revenue from fees on deposit accounts is earned through the presentation of an individual item for processing for insufficient funds fees or customer initiated activities or passage of time for deposit related fees.

•	Fee income – Fee income is earned through commissions on insurance and securities sales and earned at a point in time.
•

Card income – Card income consists of interchange fees from consumer debit card networks and other card related services. Interchange rates are set by the card networks. Interchange fees are based on purchase volumes and other factors and are recognized as transactions occur.